Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstarct]
Schedule of Estimating the Fair Value of AMI Warrants	The following table summarizes the assumptions used in estimating the fair value of AMI Warrants on February 26, 2025.
February 26, 2025
Stock price	$3.70
Expected volatility (%)	46.25%
Risk-free interest rate	3.69%
Expected terms (in years)	3
Expected dividends (%)	0%